OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Miscellaneous assets [abstract]
Contract assets (Note 10)	$ 41.9	$ 34.1
Prepaid rent to a portfolio investment	13.4	18.2
Advances to a portfolio investment	10.7	10.5
Advance payments for property, plant and equipment	30.7	0.0
Investment in finance leases (Note 14)	112.2	97.1
Non-current receivables	42.8	42.0
Investment tax credits	325.3	315.1
Other	43.6	32.7
Other non-current assets	$ 620.6	$ 549.7